Fair Value Measurements - Summary of Changes Fair Values of liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of pre-funded common stock warrants					$ 464	$ 505
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 16,763	$ 156,795	$ 163,340	$ 36,435	36,435
Issuance of other earnout shares			126,024
Committed equity facility - day one put option	443		443
Committed equity facility - drawdown forward contracts	(255)		(255)
Issuance of 2023 convertible notes and related warrants				110,718
Issuance of pre-funded common stock warrants				464
Change in estimated fair value	3,735	15,488	120,522	24,666
Conversion to common stock			(389,388)
Ending Balance	20,686	172,283	20,686	172,283	163,340	36,435
Level 3 | Legacy Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		7,665	14,711	3,730	3,730
Issuance of 2023 convertible notes and related warrants				4,816
Issuance of pre-funded common stock warrants				464
Change in estimated fair value		90	60,345	(1,255)
Conversion to common stock			(75,056)
Ending Balance		7,755		7,755	14,711	3,730
Level 3 | Other Earnout Shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	16,763
Issuance of other earnout shares			126,024
Change in estimated fair value	3,798		(105,463)
Ending Balance	20,561		20,561
Level 3 | Committed Equity Facility [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Committed equity facility - day one put option	443		443
Committed equity facility - drawdown forward contracts	(255)		(255)
Change in estimated fair value	(63)		(63)
Ending Balance	$ 125		125
Level 3 | Pay-to-Play Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		16,042	15,942	14,641	14,641
Change in estimated fair value		(65)	27,232	1,336
Conversion to common stock			(43,174)
Ending Balance		15,977		15,977	15,942	14,641
Level 3 | 2023 Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		133,088	132,687	18,064	18,064
Issuance of 2023 convertible notes and related warrants				105,902
Change in estimated fair value		15,463	138,471	24,585
Conversion to common stock			$ (271,158)
Ending Balance		$ 148,551		$ 148,551	$ 132,687	$ 18,064